Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions	1 Months Ended	9 Months Ended			12 Months Ended
	Apr. 30, 2019 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 30, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 USD ($)	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 08, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Feb. 10, 2017 EUR (€)
Corporate debt [Abstract]
Amount drawn		$ 1,277,596		$ 326,591
Note Issuance Facility 2017 [Member]
Corporate debt [Abstract]
Principal amount | €																		€ 275.0
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date		2022	2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date		2023	2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date		2024	2024
2017 Credit Facility [Member]
Corporate debt [Abstract]
Maturity date		December 13, 2021	December 13, 2021
Amount drawn | €			€ 9.0			€ 9.0
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																$ 11,700	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																2.00%	2.00%
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate										5.25%	5.25%
Credit facility amount										$ 164,000	€ 140.0
Maturity period		7 years	7 years
New Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount		$ 425,000													$ 215,000
Amount drawn					$ 84,000
New Revolving Credit Facility [Member] | Maturity December 31, 2022 [Member]
Corporate debt [Abstract]
Maturity date		December 31, 2022	December 31, 2022
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate															1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate															2.25%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate															0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate															1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate															0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate															1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount		$ 70,000
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate	4.24%
Maturity date		April 30, 2025	April 30, 2025
Credit facility amount | €	€ 268.0
Upfront fee percentage	2.00%
Interest capitalization period	2 years
Note Issuance Facility 2019 [Member] | Interest Rate Swap [Member]
Corporate debt [Abstract]
Maturity date		June 30, 2022	June 30, 2022
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period	3 months
Adjustment to interest rate	4.50%
Commercial Paper [Member]
Corporate debt [Abstract]
Short term notes authorized amount | €														€ 50.0
Term of short term notes		2 years	2 years
Short term notes issued amount | €						€ 25.0	€ 19.5
Percentage average cost of issued short term notes		0.83%	0.83%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount												$ 340,000	€ 290.0
Maturity date		June 30, 2026	June 30, 2026
Adjustment to interest rate												1.96%	1.96%
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate									4.00%
Maturity date		July 15, 2025	July 15, 2025
Principal amount of notes issued								$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares									29.1070
Principal amount of notes for exchange rate									$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares									$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement									$ 10,000